Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 326.4	$ 287.1
Ceded unearned premium	2.5	2.7
Ceded claims and benefits payable	89.0	93.7
Ceded paid losses	0.3	0.5
Total	$ 418.2	$ 384.0